share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,474,001	1,474,001	1,519,501	1,519,501
Number of share options exercised | EquityInstruments	(11,455)	(11,455)			(25,555)
Number of share options forfeited | EquityInstruments	(23,750)	(23,750)	(55,150)	(55,150)
Number of share options outstanding, end of period | EquityInstruments	1,438,796	1,438,796	1,438,796	1,438,796
Number of options exercisable | EquityInstruments					1,438,796
Weighted average share price of options outstanding, beginning of period	$ 22.47		$ 22.45
Weighted average share price of options exercised	21.19		21.19
Weighted average share price of options forfeited	22.85		22.43
Weighted average share price of options outstanding, end of period	$ 22.47		$ 22.47
Weighted average share option price, exercisable					$ 22.47
Weighted average, price		$ 22.12		$ 22.24
Weighted average remaining contractual life (years)			2 years	2 years
Maximum
share-based compensation
Exercise period			7 years	7 years
Minimum
share-based compensation
Weighted average remaining contractual life (years)			1 year 8 months 12 days	1 year 8 months 12 days